Certnys

1-38179

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010420

August 10, 2017

Received SEC
AUG 11 2017
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Shares, no par value of Kirkland Lake Gold Ltd., under the Exchange Act of 1934.

Sincerely,

Silvio Conte